General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Wearable Devices Ltd. (the “Company”) was incorporated in Israel in March 2014. The Company develops and sells human-machine interface solutions for the smart wearables industry. In 2023, the Company started production of its B2C consumer product, the “Mudra Band” and started to generate revenues. The Company’s products are designated directly to end users and also designated to businesses in integration of its technology in their smart wearable devices. The Company’s Ordinary Shares and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on September 13, 2022, under the symbols “WLDS” and “WLDSW,” respectively (see Note 1e below).

We qualify as an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the Securities Act, as modified by the U.S. Jumpstart Our Business Startups Act of 2012 and we may take advantage of certain exemptions, including exemptions from various reporting requirements that are otherwise applicable to public traded entities that do not qualify as emerging growth companies. These exemptions include:

●	not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002; and

●	not being required to comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (i.e., an auditor discussion and analysis).

We will remain an emerging growth company until the earliest of: (i) the last day of the first fiscal year in which our annual gross revenues exceed $1.235 billion; (ii) the last day of the fiscal year following the fifth anniversary of the date of our initial public offering (i.e., December 31, 2027); (iii) the date that we become a “large accelerated filer” as defined in Rule 12b-2 under the Exchange Act, which would occur if the aggregate worldwide market value of our ordinary shares, including ordinary shares represented by warrants, held by non-affiliates is at least $700 million as of the last business day of our most recently completed second fiscal quarter; or (iv) the date on which we have issued more than $1.0 billion in non-convertible debt securities during any three-year period.

The Company’s revenues were derived from:

1)	The sales of B2C consumer product, the “Mudra Band”.
2)	The sales of B2B Mudra development kits composed of multiple performance obligations including tangible parts (“Hardware”) and a limited period (generally one year) application programming interface (“API”) with no commercial rights, to enable the customer to evaluate the Company’s solution with its own products.

3)	The sales of pilot transactions to evaluate the integration of the Company’s solution with the customer’s products composed of multiple performance obligations including Hardware, tailor-made software applications and technical support during the pilot period.

In 2023, most of the Company’s revenues were derived from the sales of Mudra Band to B2C customers. In 2022, all of the Company’s revenues were derived from the sales of Mudra development kits. In 2021, most of the Company’s revenues were derived from a pilot transaction in the amount of $84 thousand, which was fully completed in 2021 and from the sales of Mudra development kits to multinational technology companies.

b.	In 2018, the Company established a wholly owned subsidiary in the United States of America for the purpose of marketing and distribution of its solutions – Mudra Wearable, Inc. (the “Subsidiary”) – which commenced its operations in 2020.

c.	The Company’s headquarters is located in Israel. On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel declared war against Hamas and the Israeli military began to call-up reservists for active duty. At the same time, and because of the declaration of war against Hamas, the clash between Israel and Hezbollah in Lebanon has escalated and there is a possibility that it will turn into a greater regional conflict in the future. Further, many Israeli citizens are obligated to perform several days, and in some cases, more, of annual military reserve duty each year until they reach the age of 40 (or older for certain reservists) and, in the event of a military conflict, may be called to active duty. As of today, these events have had no material impact on the Company’s operations.

d.	Going Concern:

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. To date, the Company is still in a transition phase from its development stage to an early stage of generating revenues. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. As detailed in Note 1e below, in September 2022, the Company completed an initial public offering (“IPO”) and listed its ordinary shares, NIS 0.01 par value, (the “Ordinary Shares”) and warrants for trading on Nasdaq and raised net proceeds of $13.3 million. In November 2023, the Company completed a secondary offering and raised net proceeds of $1.7 million.

As of December 31, 2023, the Company had incurred accumulated losses of $21.2 million and expects to continue to fund its operations through fundings such as issuance of convertible securities, Ordinary Shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. Considering the above, the Company’s dependency on external funding for its operations raises a substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

e.	In September 2022, the Company completed its IPO whereby the Company issued and sold in connection with the closing of the IPO 3,750,000 units, each consisting of one Ordinary Share and two warrants to purchase one Ordinary Share each. In addition, the underwriter exercised its over-allotment option with respect to 1,125,000 warrants to purchase 1,125,000 Ordinary Shares.

The warrants were exercisable immediately upon issuance, at an exercise price of $4.00 per Ordinary Share and are exercisable until September 12, 2027. On September 16, 2022, 40,000 warrants were exercised into 40,000 Ordinary Shares. On December 14, 2022, the exercise price of the warrants was adjusted to $2.00 per Ordinary Share.

In connection with the IPO, the Company received gross proceeds of approximately $16.0 million, before deducting underwriting discounts and commissions and before offering expenses ($14.9 million net proceeds after deducting approximately $1.1 million of underwriting discounts and commissions and approximately $13.3 million after other IPO expenses). The Ordinary Shares and warrants were approved for listing on the Nasdaq and commenced trading under the symbol “WLDS” and “WLDSW,” respectively, on September 13, 2022. The Company’s Ordinary Share and warrant prices on Nasdaq were $0.4450 and $0.0682, respectively, as of March 12, 2024.

f.	On November 25, 2022, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per Ordinary Share for the previous 30 consecutive business days. On May 23, 2023, the Company received a notification letter from Nasdaq that the Company had been granted an additional 180-day compliance period, or until November 20, 2023, to regain compliance with Nasdaq’s minimum bid price rule. On June 9, 2023, the Company received a written notice from Nasdaq Stock Market LLC, indicating that it has regained compliance with the minimum bid price requirement. On October 24, 2023, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the Ordinary Shares was below $1.00 per Ordinary Share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until April 22, 2024, to regain compliance with the minimum bid price requirement. In the event the Company does not regain compliance with the minimum bid price requirement by April 22, 2024, it may be eligible for an additional 180-calendar day grace period.

g.	On November 13, 2023, the Company completed a public offering of its securities whereby the Company issued and sold 4,444,444 Ordinary Shares. The Company received gross proceeds of approximately $2 million, before deducting underwriting discounts and commissions and before offering expenses ($1.7 million net proceeds after deducting underwriting discounts and commissions and other expenses).